Significant Accounting Policies and Recent Accounting Pronouncements - Operating Lease, Time Charter - in Payments (Table) (Details) - Charter In Vessels [Member] $ in Thousands	Jun. 30, 2022 USD ($)
June 30, 2023	$ 11,739
June 30, 2024	7,776
June 30, 2025	6,242
June 30, 2026	6,242
June 30, 2027	5,900
June 30, 2028 and thereafter	8,891
Total undiscounted lease payments	46,790
Discount based on incremental borrowing rate	(4,338)
Present value of lease liability	$ 42,452